Note 32 - Related Parties - Transactions With Related Parties (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade receivables, related parties		R$ 118.6	[1]	R$ 143.5
Other trade receivables, related parties		86.4	[1]	70.0
Trade payables, related parties		(1,157.1)		(890.7)
Dividends payable		(746.2)
Dividends receivables		1.6
Other trade payables, related parties				(108.9)
Noncurrent trade payables, related parties		(420.5)
Sales and others, related parties		84.6		57.0	R$ 85.8
Sales/service fees/reimbursement of expenses and others, related parties		0.2		0.4	0.2
Product purchases and others		(2,761.5)		(2,394.3)	(2,009.7)
Service fees/reimbursement of expenses and others, related parties		(37.7)		(21.7)	(30.8)
Net finance cost, related parties		12.0		(41.5)	(8.0)
Anheuser-Busch Africa [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	4.6
Other trade receivables, related parties	[1]
Trade payables, related parties
Dividends payable
Dividends receivables
Anheuser-Busch InBev N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties		28.6	[1]	24.8
Other trade receivables, related parties			[1]
Trade payables, related parties		(84.6)		(46.7)
Dividends payable
Dividends receivables
Other trade payables, related parties
Sales and others, related parties		0.3
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others		(80.6)
Service fees/reimbursement of expenses and others, related parties		(9.9)
Net finance cost, related parties
Interbrew International B.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties			[1]
Other trade receivables, related parties			[1]
Trade payables, related parties				(223.7)
Dividends payable		(647.5)
Dividends receivables
Other trade payables, related parties				(108.9)
Noncurrent trade payables, related parties		(420.5)
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties		10.5		(41.5)
Anheuser-Busch Packaging Group Inc. [member]
Statement Line Items [Line Items]
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others		(159.2)		(74.6)
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Anheuser-Busch Procurement [member]
Statement Line Items [Line Items]
Trade receivables, related parties				1.1
Other trade receivables, related parties
Trade payables, related parties				(0.2)
Other trade payables, related parties
Sales and others, related parties		0.2			17.0
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others		(0.6)
Service fees/reimbursement of expenses and others, related parties		(17.3)
Net finance cost, related parties
Anheuser-Busch Inbev USA LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties		36.7	[1]	38.8
Other trade receivables, related parties		6.2	[1]	4.5
Trade payables, related parties		(250.1)		(180.9)
Dividends payable
Dividends receivables
Other trade payables, related parties
Sales and others, related parties		35.2		52.2	49.1
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others		(977.0)		(802.3)	(739.2)
Service fees/reimbursement of expenses and others, related parties		(3.2)		(2.6)	(2.3)
Net finance cost, related parties
Anheuser-Busch Package [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]
Trade payables, related parties		(321.0)
Dividends payable
Dividends receivables
Anheuser-Busch Inbev Services LLC [member]
Statement Line Items [Line Items]
Trade receivables, related parties		11.3	[1]	15.5
Other trade receivables, related parties			[1]
Trade payables, related parties		(1.8)		(2.0)
Dividends payable
Dividends receivables
Other trade payables, related parties
Cervecería Modelo de Mexico S. de R.L. de C.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties		5.1	[1]	16.1
Other trade receivables, related parties			[1]
Trade payables, related parties		(400.0)		(223.1)
Dividends payable
Dividends receivables
Other trade payables, related parties
Sales and others, related parties		(0.1)		0.1	0.2
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others		(1,269.6)		(1,023.9)	(1,009.9)
Service fees/reimbursement of expenses and others, related parties				(2.1)	(5.8)
Net finance cost, related parties
Compañia Cervecera Ambev Peru S.A.C. [member]
Statement Line Items [Line Items]
Sales and others, related parties					0.1
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Inbev Belgium N.V. [member]
Statement Line Items [Line Items]
Trade receivables, related parties		0.9	[1]	0.7
Other trade receivables, related parties		79.1	[1]	64.5
Trade payables, related parties		(19.4)		(23.8)
Dividends payable
Dividends receivables
Other trade payables, related parties
Sales and others, related parties		(0.9)			0.1
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others		(102.3)		(159.3)	(107.1)
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Bavaria S.A. [member]
Statement Line Items [Line Items]
Trade receivables, related parties		1.0	[1]	0.6
Other trade receivables, related parties			[1]
Trade payables, related parties		(11.3)		(64.0)
Dividends payable
Dividends receivables
Other trade payables, related parties
Sales and others, related parties		26.1
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others		(48.0)
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
Ambrew [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]
Other trade receivables, related parties	[1]
Trade payables, related parties
Dividends payable		(98.7)
Dividends receivables
Other related parties [member]
Statement Line Items [Line Items]
Trade receivables, related parties		10.2	[1]	18.7
Other trade receivables, related parties		1.1	[1]	0.8
Trade payables, related parties		(44.9)		(126.1)
Dividends payable
Dividends receivables
Other trade payables, related parties
Sales and others, related parties		8.5		4.7	19.3
Sales/service fees/reimbursement of expenses and others, related parties		0.2		0.4	0.2
Product purchases and others		(83.9)		(334.2)	(153.5)
Service fees/reimbursement of expenses and others, related parties				(17.0)	(22.7)
Net finance cost, related parties		1.5			R$ (8.0)
Cervecería Peruanas [member]
Statement Line Items [Line Items]
Trade receivables, related parties	[1]	1.4
Other trade receivables, related parties	[1]
Trade payables, related parties		(10.9)
Dividends payable
Dividends receivables
Sales and others, related parties		13.3
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others		(40.3)
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties
GCC India [member]
Statement Line Items [Line Items]
Sales and others, related parties
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others
Service fees/reimbursement of expenses and others, related parties		(7.3)
Net finance cost, related parties
Panamá Holding [member]
Statement Line Items [Line Items]
Trade receivables, related parties		18.8	[1]	27.2
Other trade receivables, related parties			[1]	0.2
Trade payables, related parties		(13.1)		(0.2)
Dividends payable
Dividends receivables		1.6
Other trade payables, related parties
Oriental Brewery [member]
Statement Line Items [Line Items]
Sales and others, related parties		2.0
Sales/service fees/reimbursement of expenses and others, related parties
Product purchases and others
Service fees/reimbursement of expenses and others, related parties
Net finance cost, related parties

[1]	The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group.